OPERATING LEASES (Details) - Schedule of annual undiscounted cash flows of the operating lease liabilities - USD ($)	Jul. 31, 2023	Jul. 31, 2022
Property, Plant and Equipment [Line Items]
Total Lease Liabilities	$ 26,512,112	$ 26,600,168
Operating Lease [Member]
Property, Plant and Equipment [Line Items]
2024	2,150,129
2025	2,167,284
2026	2,237,257
2027	2,328,731
2028	2,349,076
Thereafter	24,032,926
Total undiscounted cash flows	35,265,403
Less: present value discount	(8,753,291)
Total Lease Liabilities	$ 26,512,112